Share-Based Compensation - Summary of Share Options Outstanding (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	31,084,006
Options outstanding, Aggregate intrinsic value	$ 246,597
Options exercisable, Number exercisable	10,523,476
Aggregate intrinsic value as of December 31, 2015	$ 83,224
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding		30,720,026	23,230,000	9,150,000
Options outstanding, Exercise price per option		$ 0.0948	$ 0.0980	$ 0.0327
2012 Plan [Member] | November 1, 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	5,620,990
Options outstanding, Weighted average remaining contractual term	6 years 10 months 2 days
Options outstanding, Exercise price per option	$ 0.0327
Options outstanding, Aggregate intrinsic value	$ 44,840
Options exercisable, Number exercisable	3,433,490
Options exercisable Exercise price per option	$ 0.0327
Aggregate intrinsic value as of December 31, 2015	$ 27,390
2012 Plan [Member] | October 10, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	11,292,400
Options outstanding, Weighted average remaining contractual term	7 years 9 months 11 days
Options outstanding, Exercise price per option	$ 0.1404
Options outstanding, Aggregate intrinsic value	$ 88,867
Options exercisable, Number exercisable	4,952,400
Options exercisable Exercise price per option	$ 0.1404
Aggregate intrinsic value as of December 31, 2015	$ 38,973
2012 Plan [Member] | March 1, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	4,370,758
Options outstanding, Weighted average remaining contractual term	8 years 1 month 28 days
Options outstanding, Exercise price per option	$ 0.1404
Options outstanding, Aggregate intrinsic value	$ 34,396
Options exercisable, Number exercisable	1,854,400
Options exercisable Exercise price per option	$ 0.1404
Aggregate intrinsic value as of December 31, 2015	$ 14,593
2012 Plan [Member] | October 29, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	2,244,736
Options outstanding, Weighted average remaining contractual term	8 years 9 months 29 days
Options outstanding, Exercise price per option	$ 0.0002
Options outstanding, Aggregate intrinsic value	$ 17,980
Options exercisable, Number exercisable	283,186
Options exercisable Exercise price per option	$ 0.0002
Aggregate intrinsic value as of December 31, 2015	$ 2,268
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	31,084,006	30,720,026
Options outstanding, Weighted average remaining contractual term	8 years 1 month 21 days
Options outstanding, Exercise price per option	$ 0.0767	$ 0.0948
2014 Plan [Member] | April 22, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	2,910,597
Options outstanding, Weighted average remaining contractual term	9 years 3 months 22 days
Options outstanding, Exercise price per option	$ 0.0002
Options outstanding, Aggregate intrinsic value	$ 23,313
2014 Plan [Member] | May 4, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	2,558,000
Options outstanding, Weighted average remaining contractual term	9 years 4 months 2 days
Options outstanding, Exercise price per option	$ 0.0002
Options outstanding, Aggregate intrinsic value	$ 20,489
2014 Plan [Member] | August 13, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	458,000
Options outstanding, Weighted average remaining contractual term	9 years 7 months 13 days
Options outstanding, Exercise price per option	$ 0.0002
Options outstanding, Aggregate intrinsic value	$ 3,668
2014 Plan [Member] | October 15, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	1,535,525
Options outstanding, Weighted average remaining contractual term	9 years 9 months 15 days
Options outstanding, Exercise price per option	$ 0.0002
Options outstanding, Aggregate intrinsic value	$ 12,299
2014 Plan [Member] | November 13, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	93,000
Options outstanding, Weighted average remaining contractual term	9 years 10 months 13 days
Options outstanding, Exercise price per option	$ 0.0002
Options outstanding, Aggregate intrinsic value	$ 745
Momo BVI Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	10,200,000
Options outstanding, Weighted average remaining contractual term	9 years 3 months 4 days
Options outstanding, Exercise price per option	$ 0.1080
Options outstanding, Aggregate intrinsic value	$ 20
Momo BVI Share Incentive Plan [Member] | January Third Two Thousand and Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	6,600,000
Options outstanding, Weighted average remaining contractual term	9 years 4 days
Options outstanding, Aggregate intrinsic value	$ 16
Momo BVI Share Incentive Plan [Member] | January Third Two Thousand and Fifteen [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price per option	$ 0.10
Momo BVI Share Incentive Plan [Member] | January Third Two Thousand and Fifteen [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Exercise price per option	$ 0.11
Momo BVI Share Incentive Plan [Member] | April Ninth Two Thousand and Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	200,000
Options outstanding, Weighted average remaining contractual term	9 years 3 months 7 days
Options outstanding, Exercise price per option	$ 0.10
Options outstanding, Aggregate intrinsic value	$ 2
Momo BVI Share Incentive Plan [Member] | June Nineteenth Two Thousand and Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	200,000
Options outstanding, Weighted average remaining contractual term	9 years 5 months 19 days
Options outstanding, Exercise price per option	$ 0.10
Options outstanding, Aggregate intrinsic value	$ 2
Momo BVI Share Incentive Plan [Member] | October First Two Thousand and Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding, Number outstanding	3,200,000
Options outstanding, Weighted average remaining contractual term	9 years 9 months
Options outstanding, Exercise price per option	$ 0.11
Options outstanding, Aggregate intrinsic value	$ 0